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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2000

               (Please read instructions before preparing form.)

If amended report check here:  [x]

TD Waterhouse Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Wall Street, New York, NY 10005
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)

Michele R. Teichner, 212-908-7537,  Senior Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 5 day of May, 2000.

     In the initial filing the EDGAR filer codes were those of the TD Waterhouse Dow 30 Fund. This amended filing has been executed with the EDGAR filer codes of TD Waterhouse Asset Management, Inc.

                                        TD Waterhouse Asset Management, Inc.
                                        ------------------------------------
                                        (Name of Institutional Investor)


                                        /s/ Michele R. Teichner
                                        ------------------------------------
                                        (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers with be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:  Name:                     13F File No.:

1. ___________________________________  6._____________________________________

2. ___________________________________  7._____________________________________

3. ___________________________________  8._____________________________________

4. ___________________________________  9._____________________________________

5. ___________________________________ 10._____________________________________

                                                                 SEC 1685 (5/91)

                                    FORM 13F

Page 1 of 3       Name of Reporting Manager TD Waterhouse Asset Management, Inc.



    ITEM 1                       ITEM 2        ITEM 3        ITEM 4            ITEM 5     ITEM 6     ITEM 7            ITEM 8
                                                                             SHARES OR  INVESTMENT
                                               CUSIP       FAIR MARKET       PRINCIPAL  DISCRETION  MANAGERS    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE            AMOUNT   (A)SOLE       N.A.      (A)SOLE

AT&T CORP                    COM               001957109      4,736          84,190 SH    SOLE                   SOLE
ALCOA INC                    COM               013817101      5,914          84,190 SH    SOLE                   SOLE
AMERICAN EXPRESS CO.         COM               025816109     12,539          84,190 SH    SOLE                   SOLE
BOEING CO                    COM               097023105      3,194          84,190 SH    SOLE                   SOLE
CATERPILLAR INC DEL          COM               149123101      3,320          84,190 SH    SOLE                   SOLE
CITIGROUP INC                COM               172967101      4,994          84,190 SH    SOLE                   SOLE
COCA COLA CO                 COM               191216100      3,952          84,190 SH    SOLE                   SOLE
DISNEY WALT CO               COM DISNEY        254687106      3,483          84,190 SH    SOLE                   SOLE
DU PONT EI DE NEMOURS & CO   COM               263534109      4,452          84,190 SH    SOLE                   SOLE
EASTMAN KODAK CO             COM               277461109      4,573          84,190 SH    SOLE                   SOLE
EXXON MOBIL CORP             COM               30231G102      6,551          84,190 SH    SOLE                   SOLE
GENERAL ELEC CO              COM               369604103     13,065          84,190 SH    SOLE                   SOLE
GENERAL MTRS CORP            COM               370442105      6,972          84,190 SH    SOLE                   SOLE
HEWLETT PACKARD CO           COM               428236103     11,160          84,190 SH    SOLE                   SOLE

COLUMN TOTALS                                                88,905



Page 2 of 3       Name of Reporting Manager TD Waterhouse Asset Management, Inc.


    ITEM 1                       ITEM 2       ITEM 3        ITEM 4             ITEM 5     ITEM 6     ITEM 7            ITEM 8
                                                                             SHARES OR  INVESTMENT
                                              CUSIP       FAIR MARKET        PRINCIPAL  DISCRETION  MANAGERS    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   NUMBER         VALUE             AMOUNT   (A)SOLE       N.A.      (A)SOLE

HOME DEPOT INC               COM              437076102       5,430          84,190    SH    SOLE                  SOLE
HONEYWELL INTL INC           COM              438516106       4,436          84,190    SH    SOLE                  SOLE
INTEL CORP                   COM              458140100      11,108          84,190    SH    SOLE                  SOLE
INTERNATIONAL BUSINESS MACHS COM              459200101       9,934          84,190    SH    SOLE                  SOLE
INTL PAPER CO                COM              460146103       3,599          84,190    SH    SOLE                  SOLE
JOHNSON & JOHNSON            COM              478160104       5,899          84,190    SH    SOLE                  SOLE
MCDONALDS CORP               COM              580135101       3,162          84,190    SH    SOLE                  SOLE
MERCK & CO INC               COM              589331107       5,230          84,190    SH    SOLE                  SOLE
MICROSOFT CORP               COM              594918104       8,945          84,190    SH    SOLE                  SOLE
MINNESOTA MNG & MFG CO.      COM              604059105       7,456          84,190    SH    SOLE                  SOLE
MORGAN JP & CO INC           COM              616880100      11,092          84,190    SH    SOLE                  SOLE
PHILIP MORRIS COS INC        COM              718154107       1,779          84,190    SH    SOLE                  SOLE
PROCTER & GAMBLE CO          COM              742718109       4,736          84,190    SH    SOLE                  SOLE
SBC COMMUNICATIONS INC       COM              78387G103       3,536          84,190    SH    SOLE                  SOLE

COLUMN TOTALS                                                86,342


Page 3 of 3       Name of Reporting Manager TD Waterhouse Asset Management, Inc.

    ITEM 1                       ITEM 2       ITEM 3        ITEM 4             ITEM 5     ITEM 6     ITEM 7            ITEM 8
                                                                             SHARES OR  INVESTMENT
                                              CUSIP       FAIR MARKET        PRINCIPAL  DISCRETION  MANAGERS    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   NUMBER         VALUE             AMOUNT   (A)SOLE       N.A.      (A)SOLE

UNITED TECHNOLOGIES CORP     COM              913017109       5,320          84,190 SH    SOLE                     SOLE
WAL MART STORES INC          COM              931142103       4,673          84,190 SH    SOLE                     SOLE

COLUMN TOTALS
FOR PAGES 1-3                                               185,240
